SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Feb. 10, 2022
Offsetting Assets [Line Items]
Common stock to be issued			569,889,500
Share price		$ 0.00431
Exchange Agreement [Member]
Offsetting Assets [Line Items]
Share price	$ 0.001
Number of stock issuable, value	$ 569,889